UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	2/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 29, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--146.7%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--4.1%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.05	6/1/39	11,915,000	11,958,132
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	4,180,000	4,227,568
Arizona--1.4%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	2,220,000	2,042,289
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000	3,499,040
Arkansas--.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,425,000	2,486,886
California--8.2%
California,
GO (Various Purpose)	5.25	11/1/27	4,240,000	4,148,119
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,858,756
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	10,000,000	8,788,100
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch
Project)	5.30	9/1/47	1,000,000	872,560
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 a	4,005,975
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and
Clinics) (Insured; AMBAC)	8.00	11/15/40	7,075,000 b	7,075,000
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	2,400,000	2,206,032
Silicon Valley Tobacco

Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000	1,989,076
Colorado--4.2%
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	2,500,000	2,150,875
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project)	8.50	12/1/31	1,920,000	1,988,102
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,640,000	1,733,562
Denver City and County,
Special Facilities Airport
Revenue (United Air Lines
Project)	5.75	10/1/32	3,000,000	2,527,380
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	7,000,000 a	7,881,020
Connecticut--4.3%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	8,821,530
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,898,560
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	6.25	1/1/31	3,470,000	3,261,731
District of Columbia--2.5%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000	6,203,905
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	3,500,000	3,501,715
Florida--5.6%
Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	1,825,000	1,473,724
Florida Housing Finance
Corporation, Housing Revenue
(Seminole Ridge Apartments)

(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,323,843
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,000,000	4,633,650
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	2,595,000	2,456,764
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 a	73,973
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,675,000	3,736,887
Orange County Health Facilities
Authority, Revenue (Adventist
Health System)	6.25	11/15/12	3,000,000 a	3,354,990
Georgia--2.5%
Atlanta,
Airport Revenue (Insured; FSA)	5.25	1/1/25	3,000,000	2,921,310
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,177,575
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,090,000	2,188,753
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,617,027
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	290,000	291,934
Illinois--8.0%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,665,000	1,705,909
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; XLCA)	6.00	1/1/29	5,000,000	5,055,850
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	4,000,000	3,007,960
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	4,715,450
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 a	5,406,400
Illinois Health Facilities
Authority, Revenue (OSF

Healthcare System)	6.25	11/15/09	10,900,000 a	11,599,017
Indiana--1.7%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,000,000 a	6,549,240
Louisiana--3.2%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,988,000	1,749,221
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	3,000,000	2,929,290
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	3,000,000	3,045,870
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	4,700,000	4,701,081
Maryland--1.9%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	2,147,610
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,118,886
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	2,500,000	1,985,725
Massachusetts--2.0%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	2,000,000 a	2,417,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	116,197
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	5,377,560
Michigan--4.6%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	3,900,000
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	8,120,000	7,549,326
Michigan Tobacco Settlement

Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	6,900,000	6,399,612
Minnesota--3.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	1,405,000	1,362,429
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	12,000,000	11,152,680
Mississippi--.8%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	3,160,000	3,169,006
Missouri--2.0%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	8,400,000 c	8,001,420
Nebraska--.2%
Nebraska Investment Finance
Authority, SFMR	8.31	3/1/26	950,000 d,e	971,537
Nevada--2.8%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,472,390
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	8,000,000 a	8,501,200
New Hampshire--3.7%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	2,690,000	2,749,960
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	6,000,000	6,133,740
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,466,096
New Jersey--4.1%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	4,620,000	4,250,770
Tobacco Settlement Financing
Corporation of New Jersey,

Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,095,000 a	11,775,414
New York--5.7%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,173,070
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	10,000,000	10,371,500
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	4,000,000	3,950,880
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,040,880
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	786,960
North Carolina--1.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	6.70	1/1/19	2,500,000	2,617,975
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,635,000	2,593,657
Ohio--7.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	9,000,000	8,898,030
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,740,135
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	8,115,000 a	8,453,882
Ohio Air Quality Development
Authority, PCR (FirstEnergy
Generation Corporation
Project) (Insured; AMBAC)	10.24	8/1/20	5,000,000 b	5,000,000
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	2,124,517
Oklahoma--1.9%

Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,250,000	2,309,108
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	2,105,000 a	2,213,639
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	2,895,000 a	3,044,411
Pennsylvania--3.0%
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; MBIA)	6.13	3/1/09	4,750,000 a	4,953,728
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	7,000,000	6,360,830
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	241,000	241,448
Rhode Island--.8%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facilities Revenue
(University of Rhode Island -
Auxiliary Enterprise Revenue
Issue) (Insured; MBIA)	5.88	9/15/09	3,000,000 a	3,168,810
South Carolina--10.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	19,000,000 a,e,f	20,870,170
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,064,260
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	5,000,000 a	5,254,400
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	6,500,000	6,380,920
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	3,280,000	2,994,181
Tennessee--3.8%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States

Health Alliance)	7.50	7/1/12	2,000,000 a	2,367,800
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	4,875,000 a	5,771,513
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000	5,249,580
Tennessee Housing Development
Agency (Homeownership Program)	6.00	1/1/28	1,340,000	1,354,579
Texas--23.8%
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	7,410,000	6,594,085
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000	2,819,400
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,733,375
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	4,416,900
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 a	7,719,950
Harris County Hospital District,
Senior Lien Revenue (Insured;
MBIA)	5.25	2/15/42	5,000,000	4,838,450
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; MBIA)	0.00	11/15/31	9,685,000	2,025,230
Katy Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	6.13	2/15/09	10,000,000 a	10,345,900
Lubbock Housing Financing
Corporation, SFMR
(Collateralized: FNMA and GNMA)	6.70	10/1/30	1,300,000	1,321,021
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	4,431,756
Texas

(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	8,510,000	8,593,483
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	3,987,296
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	10.06	7/2/24	1,100,000 d	1,174,063
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,110,000	4,767,783
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	5,000,000 c	4,935,400
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	6,775,000	6,434,285
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,580,669
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	7,200,000	6,061,680
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	1,385,000	1,426,301
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	3,841,520
Virginia--5.7%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; FSA)	8.03	8/23/27	7,500,000 d	8,805,375
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	5,000,000	4,672,350
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,655,042
Washington--2.7%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 a	10,479,900
West Virginia--.2%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants

Station Project)	5.25	10/15/37	1,000,000	905,560
Wisconsin--8.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	8,960,000 e,f	8,958,880
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	14,570,000	14,960,039
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,603,620
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	1,776,600
Total Long-Term Municipal Investments
(cost $590,012,940)				574,077,665
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.3%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--2.3%
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	9.00	3/7/08	8,800,000 g	8,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust)	8.00	3/1/08	200,000 g	200,000
Pennsylvania--1.0%
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	9.00	3/7/08	3,800,000 g	3,800,000
Total Short-Term Municipal Investments
(cost $12,800,000)				12,800,000
Total Investments (cost $602,812,940)			150.0%	586,877,665
Liabilities, Less Cash and Receivables			(2.5%)	(9,662,275)
Preferred Stock, at redemption value			(47.5%)	(186,000,000)
Net Assets Applicable to Common Shareholders			100.0%	391,215,390

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Purchased on a delayed delivery basis.
d	Inverse floater security--the interest rate is subject to change periodically.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $30,800,587 or 7.9% of net assets applicable to Common Shareholders.
f Collateral for floating rate borrowings.
g Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	0

Level 2 - Other Significant Observable Inputs	586,877,665	0

Level 3 - Significant Unobservable Inputs	0	0

Total	586,877,665	0

* Other financial instruments include futures, forwards and swap contracts.

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Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)